NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2021
Non-controlling interests [Abstract]
Schedules of non-controlling interests

a) Non-Controlling Interests (“NCI”) Continuity
	Nevada Gold Mines	Pueblo Viejo	Tanzania Mines[1]	Loulo-Gounkoto	Tongon	Other	Total
NCI in subsidiary at December 31, 2021	38.5%	40%	16%	20%	10.3%	Various
At January 1, 2020	$6,039	$1,424	$—	$901	$47	($16)	$8,395
Share of income (loss)	965	196	57	68	9	(5)	1,290
Cash contributed	—	—	—	—	—	11	11
Increase in non-controlling interest[2]	—	—	251	—	—	—	251
Disbursements	(1,026)	(427)	(45)	(36)	(17)	(27)	(1,578)
At December 31, 2020	$5,978	$1,193	$263	$933	$39	($37)	$8,369
Share of income	980	174	35	71	6	—	1,266
Cash contributed	—	—	—	—	—	12	12
Decrease in non-controlling interest[3]	(49)	—	—	—	—	(37)	(86)
Disbursements	(848)	(178)	—	(51)	(16)	(18)	(1,111)
At December 31, 2021	$6,061	$1,189	$298	$953	$29	($80)	$8,450
[1]Tanzania mines consist of North Mara, Bulyanhulu and Buzwagi.
[2]Refer to note 21 for further details.
[3]Refer to note 4 for further details.
Summarized Balance Sheets

	Nevada Gold Mines		Pueblo Viejo		Tanzania Mines		Loulo-Gounkoto		Tongon
	As at December 31, 2021	As at December 31, 2020	As at December 31, 2021	As at December 31, 2020	As at December 31, 2021	As at December 31, 2020	As at December 31, 2021	As at December 31, 2020	As at December 31, 2021	As at December 31, 2020
Current assets	$3,351	$6,111	$394	$491	$637	$530	$444	$347	$205	$288
Non-current assets	13,750	13,708	4,724	4,342	1,798	1,758	4,712	4,660	192	265
Total assets	$17,101	$19,819	$5,118	$4,833	$2,435	$2,288	$5,156	$5,007	$397	$553
Current liabilities	561	636	633	240	926	1,024	141	32	76	118
Non-current liabilities	1,244	1,266	1,249	1,053	526	565	575	567	59	76
Total liabilities	$1,805	$1,902	$1,882	$1,293	$1,452	$1,589	$716	$599	$135	$194
Summarized Statements of Income

	Nevada Gold Mines		Pueblo Viejo		Tanzania Mines[1]		Loulo-Gounkoto		Tongon
For the years ended December 31	2021	2020	2021	2020	2021	2020	2021	2020	2021	2020
Revenue	$6,135	$6,299	$1,514	$1,613	$993	$1,213	$1,249	$1,208	$368	$507
Income from continuing operations after tax	2,246	2,439	361	418	284	653	322	339	52	83
Other comprehensive income	9	—	—	—	—	—	—	—	—	—
Total comprehensive income	$2,255	$2,439	$361	$418	$284	$653	$322	$339	$52	$83
Dividends paid to NCI[2]	$848	$1,026	$48	$6	$—	$45	$51	$36	$20	$—

Summarized Statements of Cash Flows

	Nevada Gold Mines		Pueblo Viejo		Tanzania Mines[1]		Loulo-Gounkoto		Tongon[3]
For the years ended December 31	2021	2020	2021	2020	2021	2020	2021	2020	2021	2020
Net cash provided by operating activities	$3,035	$3,518	$541	$820	$373	$609	$605	$497	$61	$252
Net cash used in investing activities	(962)	(971)	(522)	(223)	(178)	(181)	(297)	(226)	(17)	(8)
Net cash used in financing activities	(2,208)	(2,668)	(101)	(651)	(100)	(270)	(254)	(189)	(143)	(119)
Net increase (decrease) in cash and cash equivalents	($135)	($121)	($82)	($54)	$95	$158	$54	$82	($99)	$125
[1] Tanzania mines consist of North Mara, Bulyanhulu and Buzwagi.
[2] Includes partner distributions.
[3] 2020 figures have been updated to present a $117 million reclassification between operating and financing activities related to dividends paid.